Leases (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Leases (Textual)
Operating leases expiration period for State Bank and Trust Company and RDSI Banking Systems	Over the next ten years.
Lease renewal options for period	5 years
Rental expense of operating lease	$ 0.46	$ 0.44